Lord Abbett
Quarterly Portfolio Holdings Report

Lord Abbett
Credit Opportunities Fund

For the period ended September 30, 2022

Schedule of Investments (unaudited)

September 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount			Fair Value
LONG-TERM INVESTMENTS 83.97%

ASSET-BACKED SECURITIES 11.44%

Automobiles 3.00%
Carvana Auto Receivables Trust 2021-N1 R†	Zero Coupon		1/10/2028		$10,000	(a)	$2,761,185
Exeter Automobile Receivables Trust 2021-4A R†	Zero Coupon		12/15/2033		18,050	(a)	14,218,606	(b)
Flagship Credit Auto Trust 2020 4 R†	Zero Coupon		7/17/2028		17,826	(a)	4,225,163
PenFed Auto Receivables Owner Trust 2022-A R1†	Zero Coupon		6/17/2030		30,000		6,926,988	(b)
Tricolor Auto Securitization Trust 2021-1A F†	5.08%		5/15/2028		5,250,000		4,906,599
Total							33,038,541

Credit Card 0.87%
Continental Finance Credit Card ABS Master Trust 2020-1A C†	5.75%		12/15/2028		6,500,000		6,042,123
Genesis Sales Finance Master Trust 2021-AA F†	5.59%		12/21/2026		4,000,000		3,490,374
Total							9,532,497

Other 7.57%
AMMC CLO Ltd. 2020 23A ER†	9.14% (3 Mo. LIBOR + 6.40%)	#	10/17/2031		7,500,000		6,422,588
Anchorage Capital CLO 25 Ltd. 2022-25A SUB†	Zero Coupon	#(c)	4/20/2035		8,000,000		6,187,515	(b)
Ares XLVI CLO Ltd. 2017-46A E†	7.812% (3 Mo. LIBOR + 5.30%)	#	1/15/2030		250,000		202,578
Ares XXXVII CLO Ltd. 2015-4A DR†	8.662% (3 Mo. LIBOR + 6.15%)	#	10/15/2030		500,000		409,294
Avant Loans Funding Trust 2021-REV1 E†	6.41%		7/15/2030		3,931,000		3,457,832	(b)
Carlyle US CLO Ltd. 2021-10A E†	9.21% (3 Mo. LIBOR + 6.50%)	#	10/20/2034		5,000,000		4,064,724
Dryden 45 Senior Loan Fund 2016-45A ER†	8.362% (3 Mo. LIBOR + 5.85%)	#	10/15/2030		7,763,000		6,380,726
Dryden 65 CLO Ltd. 2018-65A E†	8.49% (3 Mo. LIBOR + 5.75%)	#	7/18/2030		3,000,000		2,521,467
Encina Equipment Finance LLC 2021-1A E†	4.36%		3/15/2029		3,733,000		3,562,840
Fairstone Financial Issuance Trust I 2020-1A D†(d)	6.873%		10/20/2039	CAD	6,570,000		4,673,387

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

September 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Other (continued)
Galaxy XVIII CLO Ltd. 2018-28A E†	8.512% (3 Mo. LIBOR + 6.00%)	#	7/15/2031	$3,550,000		$3,019,915
Galaxy XXVI CLO Ltd. 208-26A E†	8.834% (3 Mo. LIBOR + 5.85%)	#	11/22/2031	4,400,000		3,432,000
Lending Funding Trust 2020-2A D†	6.77%		4/21/2031	3,335,000		2,911,355
Lendmark Funding Trust 2019-2A A†	2.78%		4/20/2028	11,775,000		11,460,251
Lendmark Funding Trust 2021-2A D†	4.46%		4/20/2032	2,000,000		1,477,930
OCP CLO Ltd. 2014-6A DR†	9.26% (3 Mo. LIBOR + 6.52%)	#	10/17/2030	6,087,000		5,020,019
Pagaya AI Debt Selection Trust 2020-1 CERT†	Zero Coupon		7/15/2027	2,000,000	(a)	603,164	(b)
Pagaya AI Debt Selection Trust 2021-1 CERT†	Zero Coupon	#(c)	11/15/2027	2,153,846	(a)	640,190
Perimeter Master Note Business	Zero Coupon		5/15/2027	15,000,000		13,961,715
Regatta XIV Funding Ltd. 2018-3A E†	8.733% (3 Mo. LIBOR + 5.95%)	#	10/25/2031	3,400,000		2,769,226
Total						83,178,716
Total Asset-Backed Securities (cost $155,682,182)						125,749,754

				Shares

COMMON STOCKS 0.02%

Specialty Retail 0.00%
Chinos Intermediate				9,971		31,992

Transportation Infrastructure 0.02%
ACBL Holdings Corp.				4,355		175,289	(b)
Total Common Stocks (cost $167,291)						207,281

	Interest Rate		Maturity Date	Principal Amount

CONVERTIBLE BONDS 3.93%

Airlines 0.89%
JetBlue Airways Corp.	0.50%		4/1/2026	$13,694,000		9,791,210

Chemicals 0.19%
Danimer Scientific, Inc.†	3.25%		12/15/2026	4,000,000		2,120,000

Commercial Services 0.94%
Chegg, Inc.	Zero Coupon		9/1/2026	13,500,000		10,313,783

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

September 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Energy-Alternate Sources 0.07%
Peabody Energy Corp.†	3.25%	3/1/2028		$500,000	$736,000

Internet 0.99%
Airbnb, Inc.	Zero Coupon	3/15/2026		7,500,000	6,247,500
Uber Technologies, Inc.	Zero Coupon	12/15/2025		5,583,000	4,661,289
Total					10,908,789

Trucking & Leasing 0.85%
Greenbrier Cos., Inc.	2.875%	4/15/2028		11,750,000	9,276,625
Total Convertible Bonds (cost $55,394,532)					43,146,407

CORPORATE BONDS 50.75%

Advertising 0.93%
National CineMedia LLC†	5.875%	4/15/2028		17,765,000	10,180,944

Auto Parts & Equipment 1.14%
Real Hero Merger Sub 2, Inc.†	6.25%	2/1/2029		17,300,000	12,515,685

Building Materials 3.40%
Eco Material Technologies, Inc.†	7.875%	1/31/2027		7,032,000	6,240,505
Oscar AcquisitionCo LLC/Oscar Finance, Inc.†	9.50%	4/15/2030		26,396,000	22,139,909
Victors Merger Corp.†	6.375%	5/15/2029		14,947,000	8,976,612
Total					37,357,026

Chemicals 0.78%
Kobe US Midco 2, Inc. PIK 10.0%†	9.25%	11/1/2026		10,760,000	8,554,200

Coal 0.57%
Peabody Energy Corp.†	6.375%	3/31/2025		6,417,000	6,252,436

Commercial Services 2.17%
Ahern Rentals, Inc.†	7.375%	5/15/2023		7,647,000	5,189,622
BCP V Modular Services Finance plc(d)	6.75%	11/30/2029	EUR	19,000,000	12,976,476
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS (Turkey)(e)	9.50%	7/10/2036		$7,000,000	5,718,020
Total					23,884,118

Diversified Financial Services 5.62%
Advisor Group Holdings, Inc.†	10.75%	8/1/2027		8,725,000	8,561,450
Armor Holdco, Inc.†	8.50%	11/15/2029		7,500,000	5,996,733
Global Aircraft Leasing Co. Ltd. (Cayman Islands)†(e)	6.50%	9/15/2024		19,888,729	14,944,794

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

September 30, 2022

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Diversified Financial Services (continued)
SCF Preferred Equity LLC†	7.50% (5 Yr. Treasury CMT + 6.73%)	#	–	(f)	$15,000,000	$13,061,232
VistaJet Malta Finance plc/XO Management Holding, Inc. (Malta)†(e)	6.375%		2/1/2030		23,459,000	19,235,793
Total						61,800,002

Entertainment 1.61%
AMC Entertainment Holdings, Inc.†	10.00%		6/15/2026		27,078,687	17,713,387

Home Builders 0.38%
STL Holding Co. LLC†	7.50%		2/15/2026		4,964,000	4,230,666

Lodging 0.94%
Full House Resorts, Inc.†	8.25%		2/15/2028		11,439,000	10,311,572

Machinery-Diversified 3.34%
Granite US Holdings Corp.†	11.00%		10/1/2027		16,162,000	15,265,702
SPX FLOW, Inc.†(g)	8.75%		4/1/2030		27,511,000	21,445,925
Total						36,711,627

Oil & Gas 19.65%
Berry Petroleum Co. LLC†	7.00%		2/15/2026		24,811,000	21,911,462
Callon Petroleum Co.	6.375%		7/1/2026		21,025,000	18,984,419
Callon Petroleum Co.†	8.00%		8/1/2028		6,750,000	6,240,206
Civitas Resources, Inc.†	5.00%		10/15/2026		15,000,000	13,642,200
Crescent Energy Finance LLC†	7.25%		5/1/2026		21,831,000	19,663,837
Earthstone Energy Holdings LLC†	8.00%		4/15/2027		8,350,000	7,886,575
Gulfport Energy Corp.†	8.00%		5/17/2026		10,890,000	10,851,504
Kosmos Energy Ltd.†	7.50%		3/1/2028		11,580,000	9,111,549
Kosmos Energy Ltd.†	7.75%		5/1/2027		5,300,000	4,227,837
Laredo Petroleum, Inc.†	7.75%		7/31/2029		21,105,000	19,487,618
Laredo Petroleum, Inc.	10.125%		1/15/2028		4,657,000	4,481,967
Nabors Industries Ltd.†	7.25%		1/15/2026		6,500,000	5,668,351
Nabors Industries, Inc.	5.75%		2/1/2025		23,513,000	21,320,920
Penn Virginia Holdings LLC†	9.25%		8/15/2026		15,714,000	14,790,802
Permian Resources Operating LLC†	5.375%		1/15/2026		2,875,000	2,633,859
Precision Drilling Corp. (Canada)†(e)	6.875%		1/15/2029		10,977,000	9,712,340
Precision Drilling Corp. (Canada)†(e)	7.125%		1/15/2026		6,586,000	6,186,757
SM Energy Co.	6.50%		7/15/2028		5,792,000	5,518,089
Tap Rock Resources LLC†	7.00%		10/1/2026		14,950,000	13,694,350
Total						216,014,642

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

September 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Oil & Gas Services 3.74%
Oceaneering International, Inc.	6.00%		2/1/2028	$25,410,000	$20,190,022
Welltec International ApS (Denmark)†(e)	8.25%		10/15/2026	18,924,000	18,165,715
Welltec International ApS (Denmark)(e)	8.25%		10/15/2026	2,930,000	2,812,595
Total					41,168,332

Real Estate 0.37%
Logan Group Co. Ltd. (China)(e)	4.50%		1/13/2028	4,000,000	670,000
Shimao Group Holdings Ltd. (Hong Kong)(e)	3.45%		1/11/2031	3,000,000	357,240
Shimao Group Holdings Ltd. (Hong Kong)(e)	5.20%		1/16/2027	9,500,000	1,225,500
Sunac China Holdings Ltd. (China)(e)(h)	5.95%		4/26/2024	10,500,000	1,547,700
Sunac China Holdings Ltd. (China)(e)	7.50%		2/1/2024	2,000,000	292,963
Total					4,093,403

Retail 5.85%
BCPE Ulysses Intermediate, Inc. PIK 8.50%†	7.75%		4/1/2027	29,781,000	20,321,890
Carrols Restaurant Group, Inc.†	5.875%		7/1/2029	23,246,000	15,561,802
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.†	7.00%		8/15/2028	28,525,000	18,006,391
Party City Holdings, Inc.†	6.625%		8/1/2026	12,075,000	5,494,125
Party City Holdings, Inc.†	8.75%		2/15/2026	8,402,000	4,884,503
Total					64,268,711

Trucking & Leasing 0.26%
Fly Leasing Ltd. (Ireland)†(e)	7.00%		10/15/2024	3,794,000	2,852,822
Total Corporate Bonds (cost $659,749,629)					557,909,573

FLOATING RATE LOANS(i) 11.75%

Advertising 0.86%
ABG Intermediate Holdings 2 LLC 2021 2nd Lien Term Loan	9.134%		12/20/2029	9,978,802	9,454,915

Automakers 0.40%
Drive Chassis HoldCo, LLC 2019 2nd Lien Term Loan	9.178% (3 Mo. LIBOR + 6.75%)		4/10/2026	4,430,476	4,413,862

Building & Construction 0.74%
USIC Holdings, Inc. 2021 2nd Lien Term Loan	9.615% (1 Mo. LIBOR + 6.50%)	(j)	5/14/2029	8,726,238	8,100,829

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(continued)

September 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Building Materials 1.24%
ACProducts, Inc. 2021 Term Loan B	7.127% - 7.92% (3 Mo. LIBOR + 4.25%) (6 Mo. LIBOR + 4.25%)	5/17/2028		$18,274,623	$13,657,722

Investments & Miscellaneous Financial Services 1.12%
NEXUS Buyer LLC 2021 Second Lien Term Loan	9.365% (3 Mo. LIBOR + 6.25%)	10/29/2029		13,000,001	12,317,501

Metals/Mining (Excluding Steel) 1.25%
Peabody Energy Corporation 2018 Term Loan	5.834% (1 Mo. LIBOR + 2.75%)	3/31/2025		14,390,475	13,732,902

Oil Field Equipment & Services 1.85%
Ulterra Drilling Technologies, LP Term Loan B	8.365% (1 Mo. LIBOR + 5.25%)	11/26/2025		21,206,463	20,393,513

Pharmaceuticals 0.28%
Canopy Growth Corporation Term Loan (Canada)(e)	11.248% (6 Mo. LIBOR + 8.50%)	3/18/2026		3,663,027	3,035,734

Recreation & Travel 0.94%
Silk Bidco AS EUR Term Loan B(d)	4.908% (6 Mo. EURIBOR + 4.00%)	2/24/2025	EUR	11,550,000	9,402,325
United PF Holdings, LLC 2019 2nd Lien Term Loan	12.174% (3 Mo. LIBOR + 8.50%)	12/30/2027		$1,000,000	965,000
Total					10,367,325

Restaurants 0.61%
Miller’s Ale House, Inc. 2018 Term Loan	8.303% - 10.00% (Prime Rate + 3.75%) (3 Mo. LIBOR + 4.75%)	5/30/2025		6,877,820	6,678,363

Software 0.62%
ECL Entertainment, LLC Term Loan	10.615% (1 Mo. LIBOR + 7.50%)	5/1/2028		6,847,705	6,796,347

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

September 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount			Fair Value
Support: Services 0.63%
KUEHG Corp. 2017 2nd Lien Term Loan	11.365% (1 Mo. LIBOR + 8.25%)		8/22/2025		$7,090,000		$6,941,110

Theaters & Entertainment 1.21%
Vue International Bidco p.l.c. 2019 EUR Term Loan B(d)	–	(j)	7/3/2026	EUR	15,930,448		11,271,465
Vue International Bidco p.l.c. 2022 EUR Term Loan(d)	9.766% (3 Mo. EURIBOR + 8.00%)		6/30/2027	EUR	2,105,399		2,042,763
Total							13,314,228
Total Floating Rate Loans (cost $141,159,130)							129,204,351

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 5.97%
BX Trust 2018-GW MZ MC†	8.306% (1 Mo. LIBOR + 5.49%)	#	5/15/2037		$4,000,000		3,863,212
CF Trust 2019-BOSS B1A	Zero Coupon		12/15/2024		1,100,000		1,050,731	(b)
Citigroup Commercial Mortgage Trust 2016-P3 D†	2.804%	#(k)	4/15/2049		5,000,000		3,529,508
Commercial Mortgage Pass-Through Certificates 2015-DC1 D†	4.441%	#(k)	2/10/2048		5,000,000		4,060,238
GS Mortgage Securities Corp. Trust 2021-RENT G†	8.714% (1 Mo. LIBOR + 5.70%)	#	11/21/2035		8,214,886		7,363,433
GS Mortgage Securities Corp. Trust 2021-RSMZ MZ†	12.318% (1 Mo. LIBOR + 9.50%)	#	6/15/2026		11,250,000		10,600,238
GS Mortgage Securities Trust 2013-GC12 E†	3.25%		6/10/2046		10,790,000		9,995,741
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY D†	3.931%	#(k)	6/10/2027		614,619		32,264
JPMorgan Chase Commercial Mortgage Securities Trust 2020-1	Zero Coupon		9/15/2029		850,000		348,500	(b)
JPMorgan Chase Commercial Mortgage Securities Trust 2021-1	Zero Coupon		9/15/2029		80,064,000		1	(l)
JPMorgan Chase Commercial Mortgage Securities Trust 2021-1440 F†	7.668% (1 Mo. LIBOR + 4.85%)	#	3/15/2036		6,025,000		5,834,992
JPMorgan Chase Commercial Mortgage Securities Trust 2021-BOLT D†	9.518% (1 Mo. LIBOR + 6.70%)	#	8/15/2033		15,790,000	(a)	15,047,017
Laurel Road Prime Student Loan Trust 2019-A R†	Zero Coupon		10/25/2048		3,945,358		915,323

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(continued)

September 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Palisades Center Trust 2016-PLSD A†	2.713%	4/13/2033	$3,200,000	$2,865,568
Palisades Center Trust 2016-PLSD D†	4.737%	4/13/2033	225,000	118,123
Total Non-Agency Commercial Mortgage-Backed Securities (cost $64,548,590)				65,624,889

	Dividend Rate		Shares

PREFERRED STOCKS 0.11%

Transportation Infrastructure
ACBL Holdings Corp. Series A	Zero Coupon		14,619	376,439
ACBL Holdings Corp. Series B	Zero Coupon		15,891	798,523
Total Preferred Stocks (cost $762,750)				1,174,962
Total Long-Term Investments (cost $1,077,464,104)				923,017,217

	Interest Rate	Maturity Date	Principal Amount

SHORT-TERM INVESTMENTS 12.84%

COMMERCIAL PAPER 10.47%

Building Materials 2.00%
Fortune Brands Home & Security, Inc.	3.956%	10/3/2022	$7,000,000	7,000,000
Leggett & Platt, Inc.	3.398%	10/3/2022	15,000,000	15,000,000
Total				22,000,000

Electronics 4.43%
Ameren Illinois Co.	3.347%	10/3/2022	10,000,000	10,000,000
Brookfield BRP Holdings Canada, Inc.	3.651%	10/3/2022	12,030,000	12,030,000
Constellation Energy Generation LLC	3.957%	10/4/2022	10,000,000	9,998,917
Jabil, Inc.	3.854%	10/3/2022	15,000,000	15,000,000
Tampa Electric Co.	3.551%	10/3/2022	1,668,000	1,668,000
Total				48,696,917

Food 0.91%
Ingredion, Inc.	3.347%	10/3/2022	10,000,000	10,000,000

Oil & Gas 2.22%
Ovintiv Canada ULC	4.008%	10/6/2022	8,000,000	7,997,366
Ovintiv, Inc.	3.955%	10/3/2022	7,535,000	7,535,000
TARGA RES Corp.	3.854%	10/3/2022	4,765,000	4,765,000
Targa Resources Corp.	3.803%	10/3/2022	4,144,000	4,144,000
Total				24,441,366

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

September 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Real Estate 0.91%
Crown Castle, Inc.	3.927%	10/4/2022	$10,000,000	$9,998,925
Total Commercial Paper (cost $115,113,762)				115,137,208

REPURCHASE AGREEMENTS 2.37%
Repurchase Agreement dated 9/30/2022, 1.300% due 10/3/2022 with Fixed Income Clearing Corp. collateralized by $27,021,100 of U.S. Treasury Note at 2.750% due 2/15/2024; value: $26,549,298; proceeds: $26,031,479 (cost $26,028,659)			26,028,659	26,028,659
Total Short-Term Investments (cost $141,142,421)				141,165,867
Total Investments in Securities 96.81% (cost $1,218,606,525)				1,064,183,084
Other Assets and Liabilities – Net(m) 3.19%				35,090,844
Net Assets 100.00%				$1,099,273,928

CAD	Canadian Dollar.
EUR	Euro.
CMT	Constant Maturity Rate.
EURIBOR	Euro Interbank Offered Rate.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At September 30, 2022, the total value of Rule 144A securities was $640,683,358, which represents 58.28% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2022.
(a)	Principal amount represents ownership shares of the Trust.
(b)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(d)	Investment in non-U.S. dollar denominated securities.
(e)	Foreign security traded in U.S. dollars.
(f)	Security is perpetual in nature and has no stated maturity.
(g)	Security has been fully or partially segregated for open reverse repurchase agreements as of September 30, 2022.
(h)	Defaulted (non-income producing security).
(i)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at September 30, 2022.
(j)	Interest rate to be determined.
(k)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(l)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security fair valued by the Pricing Committee.
(m)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and swaps as follows:

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(continued)

September 30, 2022

Centrally Cleared Credit Default Swaps on Issuers - Buy Protection at September 30, 2022(1):

Referenced Issuers	Central Clearing Party	Fund Pays (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Value	Unrealized Appreciation(3)
ICC FRGERMANY(4)(5)	Bank of America	0.25%	12/20/2026	$35,000,000	$(142,413)	$(70,665)	$71,748
ICC FRGERMANY(4)(5)	Bank of America	0.25%	12/20/2027	10,000,000	(16,472)	(6,328)	10,144
J&J(4)(5)	Bank of America	1.00%	12/20/2026	15,000,000	(456,962)	(437,736)	19,226
					$(615,847)	$(514,729)	$101,118

Centrally Cleared Credit Default Swaps on Indexes/Issuers - Sell Protection at September 30, 2022(1):

Referenced Indexes/Issuers	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Value	Unrealized Depreciation(3)
AMERAIAI(4)(5)	Bank of America	5.00%	12/20/2024	$29,950,000	$(1,992,467)	$(4,501,283)	$(2,508,816)
Markit CDX.NA.HY.38(4)(6)	Bank of America	5.00%	6/20/2027	32,670,000	(542,701)	(739,516)	(196,815)
					$(2,535,168)	$(5,240,799)	$(2,705,631)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes/Issuers amounted to $101,118. Total unrealized depreciation on Credit Default Swaps on Indexes/Issuers amounted to $2,705,631.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	Moody’s Credit Rating: Baa3.
(6)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of high yield securities.

Credit Default Swaps on Issuers - Buy Protection at September 30, 2022(1):

Referenced Issuers	Swap Counterparty	Fund Pays (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ Depreciation(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Swedbank AB	Barclays Capital, Inc.	1.000%	6/20/2027	18,000,000	$(211,735)	$(5,513)	$(217,248)

10	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

September 30, 2022

Credit Default Swaps on Indexes - Sell Protection at September 30, 2022:

Referenced Indexes*	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Markit CMBX.NA.A.6	Citibank	2.000%	5/11/2063	1,332,731	$(135,570)	$(385)	$(135,955)
Markit CMBX.NA.BBB-.9	Citibank	3.000%	9/17/2058	3,250,000	(693,290)	59,302	(633,988)
Markit CMBX.NA.BBB-.9	Morgan Stanley	3.000%	9/17/2058	3,750,000	(284,981)	(446,544)	(731,525)
					$(1,113,841)	$(387,627)	$(1,501,468)

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage-backed securities.
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps in Indexes/Issuers amounted to $59,302. Total unrealized depreciation on Credit Default Swaps on Indexes/Issuers amounted to $452,442.
(4)	Includes upfront payments paid (received).

Forward Foreign Currency Exchange Contracts at September 30, 2022:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Buy	Goldman Sachs	12/12/2022	896,000	$865,058	$882,596	$17,538
Canadian dollar	Sell	Morgan Stanley	10/20/2022	6,604,000	5,128,902	4,780,630	348,272
Euro	Sell	State Street Bank and Trust	12/12/2022	38,980,000	39,200,237	38,396,857	803,380
Euro	Sell	State Street Bank and Trust	12/12/2022	1,918,000	1,923,624	1,889,307	34,317
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$1,203,507

Reverse Repurchase Agreement Payable as of September 30, 2022:

Counterparty	Principal	Collateral Held by Counterparty	Interest Rate(1)	Trade Date	Maturity Date(2)	Fair Value(3)
Barclays Bank plc	$2,211,125	$2,526,871 principal, SPX FLOW, Inc at 8.75% due 4/1/2030, $1,969,797 fair value	(5.00%)	08/08/2022	On Demand	$2,194,849

(1)	The negative interest rate on the reverse repurchase agreement results in interest income to the Fund.
(2)	This reverse repurchase agreement has no stated maturity and may be terminated by either party at any time.
(3)	Total fair value of reverse repurchase agreement is presented net of interest receivable of $16,276.

See Notes to Schedule of Investments.	11

Schedule of Investments (unaudited)(continued)

September 30, 2022

The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Automobiles	$–	$11,892,947	$21,145,594	$33,038,541
Other	–	72,930,205	10,248,511	83,178,716
Remaining Industries	–	9,532,497	–	9,532,497
Common Stocks
Transportation Infrastructure	–	–	175,289	175,289
Remaining Industries	–	31,992	–	31,992
Convertible Bonds	–	43,146,407	–	43,146,407
Corporate Bonds	–	557,909,573	–	557,909,573
Floating Rate Loans	–	129,204,351	–	129,204,351
Non-Agency Commercial Mortgage-Backed Securities	–	64,225,657	1,399,232	65,624,889
Preferred Stocks	–	1,174,962	–	1,174,962
Short-Term Investments
Commercial Paper	–	115,137,208	–	115,137,208
Repurchase Agreements	–	26,028,659	–	26,028,659
Total	$–	$1,031,214,458	$32,968,626	$1,064,183,084
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$101,118	$–	$101,118
Liabilities	–	(2,705,631)	–	(2,705,631)
Credit Default Swap Contracts
Assets	–	–	–	–
Liabilities	–	(1,718,716)	–	(1,718,716)
Forward Foreign Currency Exchange Contracts
Assets	–	1,203,507	–	1,203,507
Liabilities	–	–	–	–
Reverse Repurchase Agreements
Asset	–	–	–	–
Liabilities	–	(2,194,849)	–	(2,194,849)
Total	$–	$(5,314,571)	$–	$(5,314,571)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

12	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

September 30, 2022

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Common Stocks	Non-Agency Commercial Mortgage- Backed Securities
Balance as of January 1, 2022	$16,325,250	$–	$1,943,093
Accrued Discounts (Premiums)	(5,727)	–	–
Realized Gain (Loss)	–	–	–
Change in Unrealized Appreciation (Depreciation)	(8,756,174)	55,526	(543,861)
Purchases	34,687,180	–	–
Sales	–	–	–
Transfers into Level 3(a)	3,935,974	119,763	–
Transfers out of Level 3(a)	(14,792,398)	–	–
Balance as of September 30, 2022	$31,394,105	$175,289	$1,399,232
Change in unrealized appreciation/depreciation for the period ended September 30, 2022, related to Level 3 investments held at September 30, 2022	$(8,756,174)	$55,526	$(543,861)

(a)	The fund recognizes transfers within the fair value hierarchy as of the beginning of the period. Transfers into and out of Level 3 were primarily related to the availability of market quotations in accordance with valuation methodology.

See Notes to Schedule of Investments.	13

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Credit Opportunities Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified, closed-end management investment company that continuously offers its common shares (the “Shares”) and is operated as an interval fund. The Fund was organized as a Delaware statutory trust on September 18, 2018. The Fund had a sale to Lord, Abbett & Co. LLC (“Lord Abbett”) of 10,000 shares of common stock for $100,000 ($10.00 per share). The Fund commenced operations on February 15, 2019.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord Abbett, as valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risk, establish, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments, and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Board has approved the use of an independent fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee and related market

14

Notes to Schedule of Investments (unaudited)(continued)

activity, inputs and assumptions, and retrospective comparisons of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 -	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of September 30, 2022 and, if applicable, Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	FEDERAL TAX INFORMATION

It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on the Fund’s, state and local tax returns may remain open for an additional year depending upon the jurisdiction.

15

Notes to Schedule of Investments (unaudited)(concluded)

4.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of September 30, 2022 the Fund did not have any securities out on loan.

16

QPHR-CREDIT-3Q

(11/22)